Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Consideration Transferred for the Acquisition of Wyeth (Parenthetical) (Detail) (Wyeth [Member], USD $)
In Billions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2009	Oct. 15, 2009
Wyeth [Member]
Business Acquisition [Line Items]
Pfizer stock price		$ 17.66	[1]
Exchange ratio		0.985
Pfizer treasury stock	1.3

[1]	The fair value of Pfizer's common stock used in the conversion calculation represents the closing market price of Pfizer's common stock on the acquisition date.